Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		186 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Revenues:
Research material sales	$ 10	$ 10	$ 10	$ 10	$ 580
Contract research and development from related parties	0	0	0	0	1,128
Research grants and other	0	0	0	0	1,061
Total revenues	10	10	10	10	2,769
Operating cost and expenses:
Cost of research material sales	0	0	0	0	382
Research and development	3,565	1,606	11,474	4,791	88,286
General and administration	2,804	1,412	10,675	4,680	72,664
Depreciation and amortization	2	2	6	2	2,359
Loss on facility sublease	0	0	0	0	895
Asset impairment loss and other (gain) loss	0	0	0	0	2,445
Total operating costs and expenses	6,371	3,020	22,155	9,473	167,031
Loss from operations	(6,361)	(3,010)	(22,145)	(9,463)	(164,262)
Other income (expense):
Valuation of reclassified equity contracts	8,875	0	7,413	0	14,172
Loan conversion inducement	0		(125)	(4,522)	(10,415)
Derivative valuation gain (loss)	338	0	29	0	83
Gain on sale of intellectual property and property and equipment	0	0	0	0	3,664
Interest expense	(2,370)	(2,371)	(5,426)	(5,968)	(39,342)
Interest income and other	0	0	0	0	1,707
Net income (loss)	482	(5,381)	(20,254)	(19,953)	(194,393)
Issuance of common stock in connection with elimination of Series A and Series A-1 preferred stock preferences	0	0	0	0	(12,349)
Warrants issued on Series A and Series A-1 preferred stock dividends	0	0	0	0	(4,664)
Accretion of mandatorily redeemable Series A preferred stock redemption obligation	0	0	0	0	(1,872)
Series A preferred stock redemption fee	0	0	0	0	(1,700)
Beneficial conversion feature of Series D preferred stock	0	0	0	0	(4,274)
Net income (loss) applicable to common stockholders	482	(5,381)	(20,254)	(19,953)	(239,202)
Net income (loss) per share applicable to common stockholders - basic (in dollars per share)	$ 0.01	$ (0.08)	$ (0.24)	$ (0.31)
Weighted average shares used in computing basic income (loss) per share (in shares)	95,123	70,413	85,680	65,361
Net income (loss) per share applicable to common stockholders - diluted (in dollars per share)	$ 0.00	$ (0.08)	$ (0.24)	$ (0.31)
Weighted average shares used in computing diluted net income (loss) per share (in shares)	123,136	70,413	85,680	65,361
Series A Preferred Stock [Member]
Other income (expense):
Modification of preferred stock warrants	0	0	0	0	(2,306)
Preferred stock dividends	0	0	0	0	(334)
Series A 1 Preferred Stock [Member]
Other income (expense):
Modification of preferred stock warrants	0	0	0	0	(16,393)
Preferred stock dividends	$ 0	$ 0	$ 0	$ 0	$ (917)